The JPM Advisor Funds
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

February 28, 1997

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re: Rule 24f-2 Notice for The JPM Advisor Funds with respect to:
         The JPM Advisor U.S. Fixed Income Fund
         The JPM Advisor U.S. Equity Fund
         The JPM Advisor U.S. Small Cap Equity Fund
         The JPM Advisor International Equity Fund
         The JPM Advisor Emerging Markets Equity Fund
         The JPM Advisor Diversified Fund
         The JPM Advisor International Fixed Income Fund
         The JPM Advisor Asia Growth Fund
         The JPM Advisor Japan Equity Fund
         The JPM Advisor European Equity Fund
         (Registration Statement File No. 33-84798)

Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within 60 days of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.       Name and address of Issuer:       The JPM Advisor Funds
                                           60 State Street, Suite 1300
                                           Boston, MA  02109

2.       Name of each series or class of funds for which this notice is filed:

         The JPM Advisor U.S. Fixed Income Fund
         The JPM Advisor U.S. Equity Fund
         The JPM Advisor U.S. Small Cap Equity Fund
         The JPM Advisor International Equity Fund
         The JPM Advisor Emerging Markets Equity Fund
         The JPM Advisor Diversified Fund
         The JPM Advisor International Fixed Income Fund
         The JPM Advisor Asia Growth Fund
         The JPM Advisor Japan Equity Fund
         The JPM Advisor European Equity Fund

3.       Investment Company Act File Number:  811-08794
         Securities Act File Number:  33-84798

4.       Last day of fiscal year for which this notice is filed:
         December 31, 1996

5.       Not applicable

Division of Investment Management
Securities and Exchange Commission
February 28, 1997
Page 2

6.       Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: None

9. Number and aggregate sale price of securities sold during the fiscal year:

         The JPM Advisor U.S. Fixed Income Fund           0         $         0
         The JPM Advisor U.S. Equity Fund              4,465             47,104
         The JPM Advisor U.S. Small Cap Equity Fund    3,248            167,575
         The JPM Advisor International Equity Fund        0                   0
         The JPM Advisor Emerging Markets Equity Fund     0                   0
         The JPM Advisor Diversified Fund                 0                   0
         The JPM Advisor International Fixed Income Fund  0                   0
         The JPM Advisor Asia Growth Fund          1,500,620         16,208,419
         The JPM Advisor Japan Equity Fund           181,310          1,871,585
         The JPM Advisor European Equity Fund         55,790            635,429
                                                   ---------        -----------
                                                   1,755,433        $18,930,112

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

         The JPM Advisor U.S. Fixed Income Fund           0         $         0
         The JPM Advisor U.S. Equity Fund              4,465             47,104
         The JPM Advisor U.S. Small Cap Equity Fund    3,248            167,575
         The JPM Advisor International Equity Fund        0                   0
         The JPM Advisor Emerging Markets Equity Fund     0                   0
         The JPM Advisor Diversified Fund                 0                   0
         The JPM Advisor International Fixed Income Fund  0                   0
         The JPM Advisor Asia Growth Fund          1,500,620         16,208,419
         The JPM Advisor Japan Equity Fund           181,310          1,871,585
         The JPM Advisor European Equity Fund         55,790            635,429
                                                   ---------        -----------
                                                   1,755,433        $18,930,112

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans:

         The JPM Advisor U.S. Fixed Income Fund              0      $         0
         The JPM Advisor U.S. Equity Fund                67                 699
         The JPM Advisor U.S. Small Cap Equity Fund     112               1,369
         The JPM Advisor International Equity Fund        0                   0
         The JPM Advisor Emerging Markets Equity Fund     0                   0
         The JPM Advisor Diversified Fund                 0                   0
         The JPM Advisor International Fixed Income Fund  0                   0
         The JPM Advisor Asia Growth Fund                 0                   0
         The JPM Advisor Japan Equity Fund                0                   0
         The JPM Advisor European Equity Fund             0                   0
                                                   ---------        -----------
                                                         179        $     2,068

Division of Investment Management
Securities and Exchange Commission
February 28, 1997
Page 3

12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year in reliance on Rule 24f-2
                  (from Item 10):                                   $18,930,112

         (ii)     Aggregate price of shares issued in connection
                  with dividend reinvestment plans (from Item 11,
                  if applicable):                                  +      2,068

         (iii)    Aggregate price of shares redeemed or repurchased
                  during the fiscal year (if applicable):          - 19,587,063

         (iv)     Aggregate price of shares redeemed or repurchased
                  and previously applied as a reduction to filing
                  fees pursuant to Rule 24e-2 (if applicable):     +          0

         (v)      Net aggregate price of securities sold and issued
                  during the fiscal year in reliance on Rule 24f-2
                  (line (i), plus line (ii), less
                  line (iii), plus line (iv) (if applicable)):     -    654,883

         (vi)     Multiplier prescribed by Section 6(b) of the
                  Securities Act of 1933 or other applicable law
                  or regulation:                                    x .00030303

         (vii)    Fee due (line (i) or line (v) multiplied by
                  line (vi)):                                       $         0

13.      Date of wire transfer of filing to the Commission's lockbox depository:
         Not applicable

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

Very truly yours,

THE JPM ADVISOR FUNDS



By: /s/ Karen Jacoppo-Wood
Karen Jacoppo-Wood
Vice President and Assistant Secretary